Fair value of assets and liabilities - Movements in Level 3 financial assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	$ 3,203,574,000	$ 2,745,022,000	$ 2,610,065,000
Transfers into Level 3	0	0	49,950,000
Deployments	1,123,577,000	1,129,113,000	823,731,000
Realizations	(823,199,000)	(854,853,000)	(1,082,005,000)
Income for the period	$ 340,646,000	(199,571,000)	328,162,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Income Expense Relating to Third Party Interests in Capital Provision Assets
Foreign exchange gains/(losses)	$ (11,205,000)	(15,279,000)	15,119,000
Balance ending of the period, Assets	3,833,393,000	3,203,574,000	2,745,022,000
Balance beginning of the period, Liabilities	424,733,000	424,965,000	419,645,000
Deployments	29,000		224,000
Realizations	(52,000)	(37,000)
Income for the period	495,000	$ (195,000)	5,096,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Income Expense Relating to Third Party Interests in Capital Provision Assets
Balance ending of the period, Liabilities	425,205,000	$ 424,733,000	424,965,000
Gains or losses recognized in other comprehensive income from Assets	0
Gains or losses recognized in other comprehensive income from liabilities	0
Single case
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	655,674,000	623,309,000	433,040,000
Transfers between types	(1,916,000)	(2,727,000)	47,597,000
Deployments	161,785,000	133,131,000	125,463,000
Realizations	(45,371,000)	(206,573,000)	(166,461,000)
Income for the period	28,243,000	(109,125,000)	180,864,000
Foreign exchange gains/(losses)	(5,670,000)	(591,000)	2,806,000
Balance ending of the period, Assets	792,745,000	655,674,000	623,309,000
Portfolio
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	1,752,137,000	1,677,885,000	1,606,411,000
Transfers between types	1,916,000	2,727,000	38,531,000
Deployments	272,796,000	84,074,000	89,119,000
Realizations	(138,277,000)	(59,070,000)	(172,925,000)
Income for the period	135,962,000	(49,857,000)	114,952,000
Foreign exchange gains/(losses)	(2,128,000)	(3,336,000)	1,797,000
Balance ending of the period, Assets	2,022,406,000	1,752,137,000	1,677,885,000
Portfolio with equity risk
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	200,484,000
Deployments	366,000	212,384,000
Realizations	(157,191,000)
Income for the period	55,747,000	11,900,000
Balance ending of the period, Assets	99,406,000	200,484,000
Legal Risk Management
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	2,567,000	2,238,000	1,676,000
Deployments	130,000	156,000
Income for the period	718,000	(367,000)	384,000
Foreign exchange gains/(losses)	(214,000)	(194,000)	178,000
Balance ending of the period, Assets	3,201,000	2,567,000	2,238,000
Joint ventures and equity method investments
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	162,103,000	139,041,000	124,546,000
Deployments	7,864,000	19,327,000	11,373,000
Realizations	(5,916,000)	(1,799,000)	(1,314,000)
Income for the period	(1,627,000)	(16,838,000)	(5,922,000)
Foreign exchange gains/(losses)	(3,199,000)	(11,304,000)	10,358,000
Balance ending of the period, Assets	159,225,000	162,103,000	139,041,000
Complex strategies (Strategic Value Fund)
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	12,855,000	85,166,000	192,356,000
Transfers into Level 3			49,950,000
Realizations	(1,663,000)	(81,022,000)	(173,049,000)
Income for the period	1,465,000	(8,711,000)	15,909,000
Balance ending of the period, Assets	12,657,000	12,855,000	85,166,000
Litigation finance (BOF-C)
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	329,360,000	184,592,000	111,311,000
Deployments	132,006,000	224,893,000	71,188,000
Realizations	(53,358,000)	(106,684,000)	(19,663,000)
Income for the period	118,563,000	(26,498,000)	21,776,000
Foreign exchange gains/(losses)	4,000	61,000	(20,000)
Balance ending of the period, Assets	526,575,000	329,360,000	184,592,000
Litigation finance (Advantage fund)
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Deployments	121,896,000
Realizations	(22,875,000)
Income for the period	1,575,000
Balance ending of the period, Assets	100,596,000
Capital Provision Assets
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	3,117,263,000	2,714,314,000	2,557,551,000
Transfers into Level 3			49,950,000
Deployments	696,843,000	673,965,000	297,143,000
Realizations	(426,734,000)	(455,148,000)	(533,412,000)
Income for the period	340,646,000	(199,411,000)	327,963,000
Foreign exchange gains/(losses)	(11,207,000)	(15,279,000)	15,119,000
Balance ending of the period, Assets	3,716,811,000	3,117,263,000	2,714,314,000
Assets Recovery
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets			86,128,000
Transfers between types			(86,128,000)
Other (securities)
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	2,083,000	2,083,000	2,083,000
Realizations	(2,083,000)
Income for the period		85,000
Foreign exchange gains/(losses)		85,000
Balance ending of the period, Assets		2,083,000	2,083,000
Due from settlement of capital provision assets
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Assets	86,311,000	30,708,000	52,514,000
Deployments	426,734,000	455,148,000	526,588,000
Realizations	(396,465,000)	(399,705,000)	(548,593,000)
Income for the period		(160,000)	199,000
Foreign exchange gains/(losses)	2,000
Balance ending of the period, Assets	116,582,000	86,311,000	30,708,000
Financial liability related to third party interest
FairValueBalanceSheetGroupingFinancialStatementCaptionsLineItems
Balance beginning of the period, Liabilities	424,733,000	424,965,000	419,645,000
Deployments	29,000		224,000
Realizations	(52,000)	(37,000)
Income for the period	495,000	(195,000)	5,096,000
Balance ending of the period, Liabilities	$ 425,205,000	$ 424,733,000	$ 424,965,000